Schedule of Reconciliations of the Movement of Intangible Assets (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)		Jun. 30, 2023 USD ($)		Dec. 18, 2024 AUD ($)	May 31, 2024 USD ($)	May 31, 2024 AUD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 AUD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Balance at beginning of the period	$ 1,297,263	$ 811,361
Balance at end of the period	4,813,415	1,297,263		$ 811,361
Asset purchased for consideration						$ 3,816,160
Steppen Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Principal amount											$ 64,977	$ 100,000
Mixed Martials Arts LLC [member]
IfrsStatementLineItems [Line Items]
Principal amount									$ 250,000	$ 384,750
Cash									$ 25,000
Hype Kit, Inc [member]
IfrsStatementLineItems [Line Items]
Asset purchased for consideration							$ 100,000	$ 153,000
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the period	22,590	26,414		26,414
Additions		1,400
Amortization expense	(3,919)	(5,224)
Balance at end of the period	18,671	22,590		26,414
Platform development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the period	1,274,673	784,947		1,034,302
Amortization expense	(296,789)	(361,950)		(217,600)
Balance at end of the period	977,884	1,274,673		784,947
Additions from internal development		177,456		352,182
Additions acquired		674,220	[1]		[1]
Research & Development tax incentive				$ (383,937)

[1]	Included in additions is acquired intangible assets of: